Reconciliation of Basic and Diluted Net Loss per Ordinary Share (Details) - Schedule of basic and diluted adjusted net loss per ordinary share - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of basic and diluted adjusted net loss per ordinary share [Abstract]
Net (loss) income	$ (615,039)	$ 25,302
Distribution of dividend warrants	(636,375)
Accretion of carrying value to redemption value	(1,000,068)	(2,209,552)
Net loss including accretion of carrying value to redemption value	$ (2,251,482)	$ (2,184,250)